Redeemable Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Details) - USD ($)						3 Months Ended					9 Months Ended		12 Months Ended
	Jul. 05, 2024	Jul. 01, 2024	Jun. 28, 2024	Dec. 18, 2023	Aug. 01, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Dividends declared													$ 0
Preferred stock, shares authorized						100,000,000					100,000,000		100,000,000	100,000,000
Preferred stock, shares outstanding													0	0
Warrants converted into warrants exercisable						19,231,301					19,231,301		403,658	436,711
Preferred stock, par value													$ 0.0001	$ 0.0001
Number of shares authorized						1,000,000,000					1,000,000,000		1,000,000,000	1,000,000,000
Par value common stock						$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Number of shares outstanding					47,301,409	64,369,381					64,369,381		47,688,096	27,079,856
Public warrant liabilities						$ 7,381,000					$ 7,381,000		$ 6,765,000
Warrants outstanding						403,658					403,658		403,658
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					18,759,838
Warrants exercisable price						$ 8.1					$ 8.1		$ 8.1
General and administrative						$ 7,043,000		$ 18,942,000			$ 20,746,000	$ 30,657,000	$ 46,024,000	$ 15,365,000
Stock issued during period value						5,066,000	$ 378,000
Additional paid-in capital					$ 15,200,000	150,692,000					$ 150,692,000		$ 143,007,000	$ 99,875,000
ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Number of shares sold per unit											143,234		0
Amount received on shares sold per unit											$ 400,000
Stock issued during period value				$ 100,000,000
Additional paid-in capital				100,000
Expense of issuance of commitment shares				100,000
Structuring fee payable				$ 100,000
Common Stock
Class of Stock [Line Items]
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)								4,976	492	3,554
Stock issued during period value						2,000
Common Stock | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Number of shares outstanding				9,482,468
Percentage of common stock, shares, outstanding				19.99%
Additional Paid-in Capital
Class of Stock [Line Items]
Stock issued during period value						5,064,000	$ 378,000
Commitment Shares | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Stock issued during period value				$ 35,511
Public Warrant
Class of Stock [Line Items]
Public warrant liabilities						$ 13,206,720					$ 13,206,720		$ 13,206,922
Warrants outstanding						16,567,484					16,567,484
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)											18,759,554		18,759,838
Public Warrant | Scenario Plan Three
Class of Stock [Line Items]
Stock price						$ 12.67					$ 12.67		$ 12.67
Warrants redumption price per share						0.01					0.01		0.01
Public Warrant | Scenario Plan Four
Class of Stock [Line Items]
Stock price						7.04					7.04		7.04
Warrants redumption price per share						$ 0.1					$ 0.1		0.1
Public Offering
Class of Stock [Line Items]
Warrants converted into warrants exercisable		2,160,976	14,406,508
Sale of stock			$ 1.2
Number of shares sold per unit		16,567,484	14,406,508
Net proceeds from offering		$ 15,200,000
Offering cost		1,000,000
Underwriting discounts		1,000,000
Public Offering Warrants and Share Overallotment
Class of Stock [Line Items]
Issue-date estimated fair value		13,200,000
Net proceeds from offering		17,400,000
Offering cost		800,000
Public Offering Warrants and Share Overallotment | Common Stock
Class of Stock [Line Items]
Net proceeds from offering		5,100,000
Public Offering Warrants and Share Overallotment | Additional Paid-in Capital
Class of Stock [Line Items]
Net proceeds from offering		5,100,000
Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding						2,260,159					2,260,159
Private Placement with RTW
Class of Stock [Line Items]
Warrants converted into warrants exercisable			2,260,159
Net proceeds from offering		2,500,000
Offering cost		$ 200,000
Underwriters
Class of Stock [Line Items]
Warrants exercisable price	$ 1.2
Number of shares sold per unit	1,927,265
Net proceeds from offering	$ 2,200,000
Compute Health
Class of Stock [Line Items]
Sale of stock						$ 10					$ 10		$ 10
Compute Health | Public Warrant
Class of Stock [Line Items]
Number of shares sold per unit											0.5		0.5
Compute Health | IPO
Class of Stock [Line Items]
Class of Warrant Exchanged						0.6125					0.6125		0.6125
Number of shares sold per unit											1		1
Class A Common Stock
Class of Stock [Line Items]
Par value common stock						$ 0.0001					$ 0.0001		$ 0.0001
Number of shares sold per unit											1		1
Class A Common Stock | Compute Health | IPO
Class of Stock [Line Items]
Shares issuable for each outstanding warrants exercised						1.420455					1.420455		1.420455
Sale of stock						$ 11.5					$ 11.5		$ 11.5
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock redemption basis											Each share of Series A Preferred Stock outstanding on December 31, 2026 (the “Redemption Date”) shall be automatically redeemed by the Company for cash at a redemption price equal to the volume-weighted average price per share of the Common Stock on the NYSE during the twenty consecutive trading day period ending and including the trading day immediately preceding the Redemption Date (the “Redemption Price”). The Series A Preferred Stock is redeemable at a determinable price (the Redemption Price) on a fixed date (the Redemption Date), which results in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheet.
Preferred stock liquidation preference											In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, payment shall be made to the holders of shares of Series A Preferred Stock on a pari passu basis with all holders of Common Stock. Each Series A Preferred Stock holder shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of Common Stock would receive if such holder’s Series A Convertible Preferred Stock were fully converted to Common Stock plus an additional amount equal to any dividends declared but unpaid to such share.
Preferred stock conversion rights											Each share of Series A Preferred Stock is convertible after the date that the Company’s stockholders approve the conversion of the Series A Preferred Stock into shares of Common Stock in accordance with the listing rules of the NYSE (the “Series A Stockholder Approval”). Upon the Series A Stockholder Approval, each share of Series A Preferred Stock then outstanding shall automatically convert into (i) a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events, and (ii) pre-funded conversion warrants in the form agreed by the holder and the Company, exercisable for a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events.
Preferred stock voting rights											no
Dividends declared											$ 0
Preferred stock, shares outstanding						2,260,159					2,260,159
Series A Preferred Stock | Private Placement with RTW
Class of Stock [Line Items]
Issue-date estimated fair value			$ 1,700,000
Preferred stock, par value			$ 0.0001
Number of shares sold per unit			2,260,159
Gross proceeds from offering			$ 1,000,000
Offering cost			200,000
Reduction in proceeds from offering			100,000
General and administrative			$ 100,000